UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22054

Simple Capital Trust

(Exact name of registrant as specified in charter)

One Apple Hill

Suite 316

Natick, MA 01760

 (Address of principal executive offices)

(Zip code)

Oriosto Medrano Santana

One Apple Hill

Suite 316

Natick, Massachusetts 01760

 (Name and address of agent for service)

Registrant's telephone number, including area code: 508-655-7948

Date of fiscal year end: June 30

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Simple Capital Fund
	Schedule of Investments
	March 31, 2008

Shares		Value

COMMON STOCKS - 91.01%

Agricultural Production - Livestock & Animal Specialties - 1.05%
200	Sadia S.A.	$ 3,558

Biological Products - 0.86%
70	Amgen, Inc. *	2,925

Bottled & Canned Soft Drinks Carbonated Waters - 3.08%
250	Mexican Economic Development, Inc. (Mexico)	10,445

Cement, Hydraulic - 4.47%
580	Cemex SAB de CV ADR (Mexico) *	15,150

Commercial Banks - 3.30%
200	Kookmin Bank ADS *	11,210

Concrete Gypsum Plaster Products - 2.17%
200	USG Corp. *	7,364

Finance Lessors - 7.33%
2,100	CIT Group, Inc.	24,885

Finance Services - 11.74%
625	American Express Co.	27,325
800	Consumer Portfolio Services, Inc. *	2,272
		29,597
Fire, Marine & Casualty Insurance - 3.96%
3	Berkshire Hathaway, Inc. Class B *	13,419

Hospital & Medical Service Plans - 0.71%
70	United Healthcare Corp.	2,405

Investment Advice - 5.62%
1,200	Blackstone Group L.P.	19,056

Miscellaneous Products of Petroleum & Coal - 2.33%
600	Headwaters, Inc. *	7,914

Motor Vehicles & Passenger Car Bodies - 5.84%
300	Tata Motors Ltd. (India)	4,686
150	Toyota Motor Corp. *	15,134
		19,820
National Commercial Banks - 3.34%
350	US Bancorp	11,326

Operative Builders - 1.18%
1,200	WCI Communities, Inc. *	4,020

Periodicals: Publishing or Publishing & Printing - 0.42%
300	Gemstar TV Guide International, Inc. *	1,410

Petroluem Refining - 3.93%
175	Conocophillips	13,337

Pharmaceutical Preparations - 5.03%
100	Novartis AG ADR (Switzerland)	5,123
670	Sanofi-Aventis (France)	25,152
		30,275
Railroads, Line-Haul Operating - 2.85%
200	Canadian National Railway Co.	9,664

Retail-Family Clothing Stores - 1.03%
200	American Eagle Outfitters, Inc.	3,502

Savings Institution, Federally Chartered - 2.35%
1,450	Countrywide Financial Corp.	7,975

Semiconductors & Related Devices - 4.37%
700	Intel Corp.	14,826

Services-Child Day Care Services - 2.54%
400	Bright Horizons Family Solutions, Inc. *	8,608

State Commerical Banks - 2.48%
400	Banco Itau Holding Financeria SA ADS	9,104
200	Security Bank Corp. Right	0
		9,104
Steel Works, Blast Furnaces & Rolling & Finishing Mills - 0.90%
100	Gerdau SA ADS	3,057

Surety Insurance - 3.29%
1,700	Radian Group, Inc.	11,169

Telephone Communications - 3.75%
200	America Movil S.A.B. de C.V. (Mexico)	12,738

TOTAL FOR COMMON STOCKS (Cost $326,942) - 91.01%		$ 308,759

SHORT TERM INVESTMENTS - 10.37%
35,171	Huntington Treasury Money Market IV 1.20% ** (Cost $35,171)	35,171

TOTAL INVESTMENTS (Cost $362,114) - 101.38%		$ 343,930

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.38)%		(4,662)

NET ASSETS - 100.00%		$ 339,268

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2008.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Simple Capital Fund
1. SECURITY TRANSACTIONS

At March 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $362,114 amounted to $18,185, which consisted of aggregate gross unrealized appreciation of $11,284 and aggregate gross unrealized depreciation of $29,468.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Simple Capital Trust

By /s/Oriosto Medrano Santana

*Oriosto Medrano Santana,

Principal Executive Officer

Date  May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Barry McNeil

*Barry McNeil,

Principal Financial and Accounting Officer

Date  May 29, 2008

* Print the name and title of each signing officer under his or her signature.